Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Units Disclosure [Abstract]
Schedule of Changes in the Number of Accumulation Units Outstanding
Changes in the number of Accumulation Units outstanding were as follows (in millions):

	Years ended December 31,
	2020	2019	2018
Outstanding:
Beginning of period	60.8	60.7	61.3
Credited for premiums	4.6	6.2	6.5
Annuity, other periodic payments, withdrawals and death benefits	(13.4)	(6.1)	(7.1)
End of period	52.0	60.8	60.7